Significant Accounting Policies (Details) - Schedule of Intangible Assets Estimated Useful Lives	Sep. 30, 2023
Software [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets Useful lives	3 years
Patent [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets Useful lives	10 years